Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 144	¥ 153	¥ 120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	445		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net		(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	45	12	12
Ending	634	144	153
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	144	132	120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80		0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net		0
Increase (Decrease) from the effects of changes in foreign exchange rates	24	12	12
Ending	248	144	132
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0	21	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded			21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net		(21)
Increase (Decrease) from the effects of changes in foreign exchange rates		0	0
Ending		0	¥ 21
Foreign other asset- backed securities and debt securities [Member]
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	365
Increase (Decrease) from the effects of changes in foreign exchange rates	21
Ending	¥ 386	¥ 0